Other Receivables, Deposits and Prepayments (Details) - Schedule of Other Receivables, Deposits and Prepayments	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule Of Other Receivables Deposits And Prepayments Abstract
Other receivables	RM 710,429		RM 305,138
Deposits	15,034,475		5,023,150
Prepayments	164,480		193,135
Other receivables, gross	15,909,384		5,521,423
Less : Impairment	(50,847)		(50,847)
Other receivables	RM 15,858,537	$ 3,451,259	RM 5,470,576